6. INCOME TAXES - Expense (Benefit) (Details) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Net Loss	$ (888,022)	$ (1,761,019)
Income tax expense (benefit) applying prevailing Federal and state income tax rates	(372,969)	(739,628)
Less valuation allowance	372,969	739,628
Net income tax expense (benefit)	$ 0	$ 0